GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
Schedule of allocation of net purchase price of the acquisition
Net assets	$2,515
Liabilities assumed	(4,694)
Customer relations	3,997
Technology	3,005
Goodwill	13,518
Deferred tax liability	(553)

Total purchase price	$17,788

Schedule of components of intangible assets associated with the acquisition
	Amount	Amortization period (in years)	Amortization method
Customer relations	$3,997	8.5	Acceleration
Technology	3,005	3.2	Straight line

	$7,002

Schedule of unaudited consolidates pro forma revenues and net loss
	Year ended December 31,
	2013	2014
	Unaudited	Unaudited

Revenues	$39,613	$41,157

Net Loss	$(1,331)	$(4,394)